ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2018
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

3. ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts are comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

An analysis of allowances for accounts receivable, trade for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning of the year	28,156	26,119	32,941
Allowances made (reversed) during the year, net	(854)	5,345	869
Accounts written-off against allowances	(47)	(174)	(297)
Foreign exchange effect	(1,136)	1,651	(780)
Closing balance	26,119	32,941	32,733

An analysis of allowances for advances to suppliers for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning of the year	28,629	19,527	18,762
Allowances made (reversed) during the year, net	(5,427)	(833)	2,287
Accounts written-off against allowances	(3,644)	—	—
Foreign exchange effect	(31)	68	(123)
Closing balance	19,527	18,762	20,926

An analysis of allowances for other receivables for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning of the year	3,885	9,251	10,349
Allowances made (reversed) during the year, net	5,954	549	(175)
Foreign exchange effect	(588)	549	(470)
Closing balance	9,251	10,349	9,704